Affiliated companies and other equity-method investees (Tables)	12 Months Ended
Mar. 31, 2021
Affiliated Companies and Other Equity-method Investees [Abstract]
Summary of financial information for signifiant affiliated companies

	Millions of yen
	March 31
	2020	2021
Total assets	¥2,559,985	¥2,769,294
Total liabilities	1,669,132	1,788,704

	Millions of yen
	Year ended March 31
	2019	2020	2021 (1)
Net revenues	¥963,824	¥1,017,860	¥909,616
Non-interest expenses	794,264	791,403	737,200
Net income attributable to the companies	122,440	155,567	124,163

Summary of balances and transactions with affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2020	2021
Investments in affiliated companies	¥367,641	¥363,393
Advances to affiliated companies	—	1,000
Other receivables from affiliated comp a nies (1)	25,074	21,817
Other payables to affiliated companies (1)	27,648	26,344

(1)	As a result of adopting ASU 2016-02 as of April 1, 2019, ROU assets and operating lease liabilities are included by ¥23,733 mil and ¥20,793 mil as of March 31, 2020 and 2021 respectively.

	Millions of yen
	Year ended March 31
	2019	2020	2021
Revenues	¥1,986	¥3,833	¥2,240
Non-interest expenses	44,073	46,335	50,753
Purchase of software, securities and tangible assets	13,515	17,716	14,407

Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2020	2021
Carrying amount	¥357,751	¥340,909
Fair value	511,667	768,389

Summary of equity in earnings of equity-method investees and dividends from equity-method investees

	Millions of yen
	Year ended March 31
	2019	2020	2021
Equity in earnings of equity-method investees (1)	¥32,014	¥32,109	¥26,812
Dividends from equity-method investees	12,971	11,767	11,096

(1)	Equity in earnings of equity-method investees is reported within Revenue-Other in the consolidated statements of income.